DEFERRED REVENUE	12 Months Ended
Dec. 31, 2022
DEFERRED REVENUE

NOTE 17 — DEFERRED REVENUE

As of December 31, 2022 and 2021, deferred revenue consists of:

	As of December 31,
	2022	2021
Educational revenue paid in advance	$5,594,979	$1,630,723
Other prepaid income	583,797	638,473
Advance bookings for lodges	213,217	292,716
	$6,391,993	$2,561,912

A reconciliation of deferred revenue for the years ended December 31, 2022 and 2021 are as follows:

	As of December 31,
	2022	2021
Deferred revenue, beginning balance	$2,561,912	$1,546,712
Addition	6,180,022	1,773,994
Revenue earned	(2,349,941)	(758,794)
Deferred revenue, ending balance	$6,391,993	$2,561,912